TRADE RECEIVABLES - AGING ANALYSIS OF OUTSTANDING TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 4,563,219	¥ 3,922,829
Less than 1 year [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	3,558,842	3,034,930
Over 1 year but within 2 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	747,600	524,652
Over 2 years but within 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	172,482	231,879
Over 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 84,295	¥ 131,368